COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

Office Space

Our corporate headquarters are in a full-service office suite located in a building in North Reading, Massachusetts, consisting of approximately 5,000 square feet of retail, manufacturing, and office space. The Company’s contractual term as of Febuary1, 2025 is 36 months expiring January 31, 2028.

The lease requires monthly payments of $5,500, payable at the beginning of each month, with no variable payments, residual value guarantees, or purchase options. The lease does not include renewal or termination options reasonably certain to be exercised. The lease liability and ROU asset were measured at commencement using the Company’s estimated incremental borrowing rate of 10% per annum, as the rate implicit in the lease was not readily determinable.

Maturity Analysis of Lease Liability: The following table presents the undiscounted cash flows for the operating lease liability as of September 30, 2025, reconciled to the present value:

Year	Undiscounted Cash Flows	Present Value
2025 (October –Dec,)	16,500	13,338
2028 - 12 months	66,000	55,822
2028 - 12 months	66,000	62,845
2028 (Jan)	5500	5500
Total Remaining	154,000	137,305

Contractual Arrangements

On June 23, 2025, Powerdyne International Inc. (“Powerdyne International Inc.” or the “Company”) (OTCPK: PWDY) entered into an investment agreement (the “Agreement”) with GHS Investments, LLC (the “Investor”), whereby the Investor has agreed to invest up to $10,000,000 to purchase shares of our common stock. GHS Investments LLC is a Nevada limited liability company, with offices at 420 Jericho Turnpike, Suite 102, Jericho, NY 11753 (the “Investor”).

Subject to the terms and conditions of the Investment Agreement and Registration Agreement, we may, in our sole discretion, deliver a put notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.

In connection with the Agreement, we also entered into a registration rights agreement dated June 23, 2025, whereby we agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the Securities and Exchange Commission within ninety (90) days after we have filed the Registration Statement.

Litigation

There are no pending, threatened or actual legal proceedings in which the Company or any subsidiary is a party to.

12. COMMITMENTS AND CONTINGENCIES

Office Space

Our corporate headquarters are in a full-service office suite located in a building in North Reading, Massachusetts, consisting of approximately 5,000 square feet of retail, manufacturing, and office space. The Company’s contractual term as of December 31, 20243, is less than twelve months. The agreement has no option for renewal and no bargain purchase option. Based on these facts and other legal terms in the rental agreement. The Company has recorded the agreement as a rental contract as its terms are effectively a month-to-month contract and can be terminated at any time. The Company pays $5,000 a month and the contract formally expires in January 2025. The Company records $5,000 every month as an expense.

Litigation

There is no pending, threatened or actual legal proceedings in which the Company or any subsidiary is a party.